SHARE CAPITAL AND SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Schedule of Authorized and Issued Share Capital
Our authorized and issued share capital was as follows:

Authorized share capital:

(in thousands of $ except number of shares)	December 31, 2024	December 31, 2023
400,000,000 (2023: 400,000,000) common shares of $1.00 each	400,000	400,000

Issued share capital:

(in thousands of $ except number of shares)	2024	2023
53,726,718 (2023: 53,702,846) common shares of $1.00 each	53,727	53,703
(number of shares)
As of January 1,	53,702,846	53,688,462
RSUs vested during the year	23,872	14,384
As of December 31,	53,726,718	53,702,846

Weighted Average Assumptions Used	The respective weighted average assumptions as at each grant date are noted in the table below:

	Granted in November 2023	Granted in November 2022
Risk free interest rate	4.8%	4.0%
Expected volatility of common stock	30.0%	30.0%
Expected dividend yield	0.0%	0.0%
Expected term of options (in years)	3 years	4 years

Share-Based Payment Arrangement, Option, Activity
A summary of the share option activity for the year ended December 31, 2024 is presented below:

	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2024 and 2023	1,163,178	$10.20	2
Vested during the year	296,982	$10.20	N/A

Options outstanding and exercisable at:
December 31, 2024	569,215	$10.20	2
December 31, 2023	272,233	$10.00	3

Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
A summary of RSUs movement for the year ended December 31, 2024 is presented below:

	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2023	180,828	$12.4	3
Vested during the year	(41,834)	N/A	N/A
Forfeited during the year	(31,428)	N/A	N/A
Non-vested RSUs at December 31, 2024	107,566